Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
10. Intangible assets:

		Accumulated	Intangible
December 31, 2024	Cost	Amortization	Assets, net
Patents and trademarks	$19,136	$13,899	$5,237
Technology	3,840	3,800	40
Customer contracts	10,926	10,926	—
Total	$33,902	$28,625	$5,277

		Accumulated	Intangible
December 31, 2023	Cost	Amortization	Assets, net
Patents and trademarks	$20,417	$13,724	$6,693
Technology	4,094	3,965	129
Customer contracts	11,646	11,646	—
Total	$36,157	$29,335	$6,822
10. Intangible assets (continued):

During the year ended December 31, 2024, amortization expense of $1,150 (year ended December 31, 2023 - $904) was recognized in the consolidated statement of operations and comprehensive loss. The Company currently estimates annual amortization expense to be:

2025	$1,136
2026	916
2027	757
2028	736
2029 and thereafter	1,732
Total amortization expense remaining	$5,277